Other Assets - Schedule of Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other assets [line items]
Other financial assets	$ 153.0	$ 144.2
Other Assets	216.4	198.7
Less current portion - financial	11.6	18.1
Less current portion - non-financial	6.5	5.1
Long-term portion	198.3	175.5
Other assets [member]
Disclosure of other assets [line items]
Other non-financial assets	16.9	18.5
Other assets [member] | Investments held for self-insured liabilities [member]
Disclosure of other assets [line items]
Other financial assets	153.0	144.2
Other assets [member] | Holdbacks on long-term contracts [member]
Disclosure of other assets [line items]
Other financial assets	33.9	28.7
Other assets [member] | Other [member]
Disclosure of other assets [line items]
Other financial assets	$ 12.6	$ 7.3